Stock options - Granted and Exercise price range (Details)	1 Months Ended				12 Months Ended
	Nov. 30, 2019 Options $ / shares	Oct. 31, 2019 Options $ / shares	Aug. 31, 2019 Options $ / shares	Jun. 30, 2019 Options $ / shares	May 31, 2020 Options	May 31, 2019 Options
Maximum
Stock options
Stock options Exercisable (in years)					10 years
Stock options
Stock options
Issued during the year (in shares)					1,894,128	3,005,000
Vested during the year (in shares)					1,566,331	3,164,174
Stock options | Exercise price between $9.15 and $9.70 per share | Officers
Stock options
Issued during the year (in shares)				350,000
Stock options Exercisable (in years)				5 years
Vested during the year (in shares)				0
Remaining period to be vested (in years)				3 years
Stock options | Exercise price between $9.15 and $9.70 per share | Officers | Minimum
Stock options
Exercise price (in Canadian dollars per share) | $ / shares				$ 9.15
Stock options | Exercise price between $9.15 and $9.70 per share | Officers | Maximum
Stock options
Exercise price (in Canadian dollars per share) | $ / shares				$ 9.70
Stock options | Exercise price $9.13 per share | Officers and employees
Stock options
Issued during the year (in shares)			736,146
Exercise price (in Canadian dollars per share) | $ / shares			$ 9.13
Stock options Exercisable (in years)			5 years
Vested during the year (in shares)			0
Remaining period to be vested (in years)			3 years
Stock options | Exercise price $6.63 per share | Officers
Stock options
Issued during the year (in shares)		300,000
Exercise price (in Canadian dollars per share) | $ / shares		$ 6.63
Stock options Exercisable (in years)		5 years
Stock options | Exercise price $6.26 per share | Officers and employees
Stock options
Issued during the year (in shares)	507,982
Exercise price (in Canadian dollars per share) | $ / shares	$ 6.26
Stock options Exercisable (in years)	5 years
Vested during the year (in shares)	183,333
Remaining period to be vested (in years)	3 years